Other Assets, Net (Tables)	12 Months Ended
Dec. 31, 2013
OTHER ASSETS, NET: [Abstract]
Other Assets, Net

	As of December 31, (in thousands)
	2012	2013
Prepayment for an office building	$126,004	$—
Prepayment for Sohu services	10,138	259
Deferred tax assets, net	2,771	958
Employee advance	—	4,796
Accrued interest income	2,229	1,132
Others	661	915

Total	$141,803	$8,060